SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2018
Stockholders' Equity Note [Abstract]
Summary of Stock Option Activity
A summary of employees and directors option activity under the Company's Stock Option Plans as of December 31, 2018 is as follows:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2018	6,549,043	$14.66	3.08	$31,202
Granted	1,134,100	24.82
Exercised	(2,416,115)	14.51
Expired	(5,000)	13.83
Forfeited	(406,825)	16.32

Outstanding at December 31, 2018	4,855,203	$16.96	3.30	$29,774

Exercisable at December 31, 2018	1,121,414	$14.27	2.25	$9,250

Vested and expected to vest at December 31, 2018	4,475,576	$16.67	3.24	$28,253

Summary of Stock Options Outstanding by Exercise Price Range
The options outstanding under the Company's Stock Option Plans as of December 31, 2018, 2017 and 2016 have been separated into ranges of exercise price as follows:

December 31, 2018
Outstanding				Exercisable
		Weighted
		average	Weighted		Weighted
Ranges of		remaining	average		Average
exercise	Number of	contractual	exercise	Number of	Exercise
price	options	life (years)	price	options	price

$10.04-14.74	2,408,143	2.72	$13.47	755,327	$13.28
$15.09-19.30	1,356,636	3.20	$16.80	354,136	$16.09
$20.62-27.15	1,090,424	4.70	$24.88	11,951	$22.68

	4,855,203			1,121,414

Summary of RSU Activity
The following table summarizes information relating to RSUs, as well as changes to such awards during 2018:

Year ended December 31,
2018

Outstanding at January 1, 2018	1,279,502
Granted	366,826
Vested	(455,988)
Forfeited	(112,431)

Outstanding as of December 31, 2018	1,077,909

Summary of Stock-Based Compensation Expense
Stock-based compensation was recorded in the following items within the consolidated statements of income (loss):

	Year ended December 31,
	2018	2017	2016

Cost of revenues	$221	$241	$180
Research and development, net	3,123	3,867	3,339
Sales and marketing	7,072	6,894	5,661
General and administrative	2,087	2,029	2,340

Total expenses	$12,503	$13,031	$11,520